Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Property plant and equipment	€ 111,086	€ 115,190	€ 121,705
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property plant and equipment		107,917	115,924
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property plant and equipment		7,273	5,781
Functional currency adjustment [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property plant and equipment		7,602	6,180
Costs not eligible for capitalization [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property plant and equipment		€ (329)	€ (399)